Exceptional items (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2023	2022¹	2021¹

COVID-19 costs	-	(18)	(105)
Restructuring	(142)	(110)	(172)
Business and asset disposal (including impairment losses)	(385)	(71)	(247)
Claims and legal costs	(85)	-	-
AB InBev Efes related costs	(12)	(51)	-
Acquisition costs business combinations	-	(1)	(17)
Zenzele Kabili costs	-	-	(72)
Impact on profit from operations	(624)	(251)	(614)

Exceptional net finance income/(cost)	(69)	829	(829)
Exceptional share of results of associates	(35)	(1 143)	-
Exceptional taxes	84	399	346
Exceptional non-controlling interest	30	13	20
Net impact on profit	(614)	(153)	(1 077)
1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.